Earnings Per Share and American Depositary Receipt	12 Months Ended
Mar. 31, 2011
Earnings Per Share and American Depositary Receipt [Abstract]
EARNINGS PER SHARE AND AMERICAN DEPOSITARY RECEIPT
18.	EARNINGS PER SHARE AND AMERICAN DEPOSITARY RECEIPT
Basic net income attributable to Wacoal Holdings Corp. per share has been computed by dividing net income attributable to Wacoal Holdings Corp. by the weighted-average number of common stock outstanding during each year. Diluted net income attributable to Wacoal Holdings Corp. per share assumes the dilution that could occur if share-based option to issue common stock were exercised.
The computation of earnings per American Depositary Receipt (“ADR”), each ADR representing 5 shares of common stock, is based on the weighted-average number of common shares outstanding. The weighted-average number of common stock outstanding used in the computations of basic net income attributable to Wacoal Holdings Corp. per share was 141,145,190 shares for 2011, 141,353,141 shares for 2010 and 142,316,921 shares for 2009. The weighted-average number of diluted common stock outstanding used in the computations of diluted net income attributable to Wacoal Holdings Corp. per share was 141,260,186 shares, 141,423,315 shares and 142,336,296 shares for 2011, 2010 and 2009, respectively.